Reverse Acquisition (Details) (USD $)	0 Months Ended
Aug. 15, 2013
Reverse Acquisition [Abstract]
Preferred shares issued	$ 50,000
Common shares issued	130,000
Total consideration	180,000
Net liabilities acquired
Liabilities assumed	(159,924)
Liabilities forgiven on acquisition	(122,452)
Net liabilities acquired	37,572
Adjustment to deficit	$ 217,572